RELATED PARTY TRANSACTIONS - Related party transactions (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SZ Century | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	¥ 14,089	$ 2,043,000	¥ 1,445
Shanghai Edge Interchange
RELATED PARTY TRANSACTIONS
Related party transaction, loans to	500	72,000
Related party transaction, interest income from loan	1	100
Shanghai Edge Interchange | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	651	94,000
Jingliang Inter Cloud | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			480	¥ 880
Jingliang Inter Cloud | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense				4,956
BJ New Internet
RELATED PARTY TRANSACTIONS
Related party transaction, loans to			261
BJ New Internet | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions			170
Xiaomi Group | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				527,679
Qidi Tech
RELATED PARTY TRANSACTIONS
Related party transaction, Lease payment paid			2,154	4,516
Qidi Tech | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				3,478
BJ Cheetah | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				98
BJ Kingsoft | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions				43
BJ Kingsoft | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense				16,867
Others | Service Revenue
RELATED PARTY TRANSACTIONS
Revenue from related party transactions	2	300	144	305
Others | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense	513	74,000	1,223	796
CYSD | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense	¥ 36,673	$ 5,317,000	38,918	38,918
Beijing Huaqing | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense			1,254	4,389
APL | Service expense
RELATED PARTY TRANSACTIONS
Related party transaction expense				8,124
Shanghai Puping
RELATED PARTY TRANSACTIONS
Related party transaction, loans to			75,611	62,531
SH Shibei
RELATED PARTY TRANSACTIONS
Related party transaction, interest income from loan			1,321
Ziguang Finance Leasing
RELATED PARTY TRANSACTIONS
Related party transaction, Lease deposit paid				135
Related party transaction, Lease payment paid			10,431	30,776
Tuspark Harmonious
RELATED PARTY TRANSACTIONS
Related party transaction, Lease payment paid				43,703
Tuspark Innovation
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase			¥ 1,701,804
King Venture
RELATED PARTY TRANSACTIONS
Cash consideration for shares repurchase				¥ 130,472